Document and Entity Information	Sep. 03, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Floating Rate Att Inc . Global Notes Due August 320202 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate AT&T Inc. Global Notes due August 3, 2020
Trading Symbol	T 20C
Security Exchange Name	NYSE
M 1.875 Att Inc . Global Notes Due December 420208 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% AT&T Inc. Global Notes due December 4, 2020
Trading Symbol	T 20
Security Exchange Name	NYSE
M 2.65 Att Inc . Global Notes Due December 1720213 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.65% AT&T Inc. Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
M 1.45 Att Inc . Global Notes Due June 1202211 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.45% AT&T Inc. Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
AT And T Incorporated Two Point Five Zero Percent Global Notes Due March 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.50% AT&T Inc. Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
Floating Rate Att Inc . Global Notes Due September 520232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
M 1.05 Att Inc . Global Notes Due September 52023 Member 18 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.05% AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
M 1.950 Att Inc . Global Notes Due September 15202312 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% AT&T Inc. Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
M 1.30 Att Inc . Global Notes Due September 5202313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.30% AT&T Inc. Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
AT And T Incorporated Two Point Seven Five Percent Global Notes Due May 192023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.75% AT&T Inc. Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
AT And T Incorporated Two Point Four Zero Percent Global Notes Due March 152024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.40% AT&T Inc. Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
M 3.50 Att Inc . Global Notes Due December 1720254 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.50% AT&T Inc. Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
M 1.80 Att Inc . Global Notes Due September 5202614 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.80% AT&T Inc. Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
M 2.90 Att Inc . Global Notes Due December 420265 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.90% AT&T Inc. Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
M 2.35 Att Inc . Global Notes Due September 5202915 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.35% AT&T Inc. Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
M 4.375 Att Inc . Global Notes Due September 14202916 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% AT&T Inc. Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
M 2.60 Att Inc . Global Notes Due December 1720296 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.60% AT&T Inc. Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
M 3.55 Att Inc . Global Notes Due December 1720327 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.55% AT&T Inc. Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
AT And T Incorporated Five Point Two Zero Percent Global Notes Due November 182033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.20% AT&T Inc. Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
AT And T Incorporated Three Point Three Seven Five Percent Global Notes Due March 152034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% AT&T Inc. Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
AT And T Incorporated Two Point Four Five Percent Global Notes Due March 152035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.45% AT&T Inc. Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
M 3.15 Att Inc . Global Notes Due September 4203617 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.15% AT&T Inc. Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
AT And T Incorporated Seven Point Zero Zero Percent Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% AT&T Inc. Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
M 4.25 Att Inc . Global Notes Due June 120439 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.25% AT&T Inc. Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
M 4.875 Att Inc . Global Notes Due June 1204410 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% AT&T Inc. Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
AT And T Incorporated Five Point Three Five Percent Global Notes Due November 12066 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.35% AT&T Inc. Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
M 5.625 Att Inc . Global Notes Due August 120671 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% AT&T Inc. Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE